Share application money	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Share application money

15.	Share application money

As at 31 March 2023, the Company received USD109,074 towards allotment of equity shares which have been allocated to the applicants and subject to the Company’s shareholder’s agreements and term sheet of the Company, where applicable. The directors had completed the share allotment exercise as at 31 March 2024.